RENTAL INCOME (Schedule of rental income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Minimum rentals	$ 16,487,063	$ 16,872,201	$ 16,121,934
Contingent rentals	929,124	860,284	813,663
Total	17,416,187	17,732,485	16,935,597
Company Owned Property [Member]
Minimum rentals	10,478,878	10,609,834	10,412,191
Contingent rentals	596,164	556,354	538,212
Leased Property [Member]
Minimum rentals	6,008,185	6,262,367	5,709,743
Contingent rentals	$ 332,960	$ 303,930	$ 275,451